Business Segments - Company's Long-Lived Assets (Primarily Property, Plant and Equipment) (Detail) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Segment Reporting Information [Line Items]
Long-lived assets	$ 131.6	$ 136.8	$ 151.9
United States [Member]
Segment Reporting Information [Line Items]
Long-lived assets	117.7	126.8	136.7
Foreign [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 13.9	$ 10.0	$ 15.2